Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment at Cost
Property, plant and equipment, at cost as of December 31, 2016 and 2015, is as follows:

(in US$ millions)	2016	2015
Land and buildings	91.4	91.4
Tanks, jetties and installations	1,511.4	1,475.8
Other equipment	36.3	35.0
Construction work in progress	67.1	73.6
At cost	1,706.2	1,675.8
Less: accumulated depreciation	(505.6)	(448.6)
Total property, plant and equipment	1,200.6	1,227.2

Schedule of Property, Plant and Equipment by Geographical Location
The property, plant and equipment as of December 31, 2016 and 2015, specified by geographical location is as follows:

(in US$ millions)	2016	2015
Amsterdam, NL	218.1	203.8
Rotterdam, NL	223.6	239.7
Antwerp, BE	133.0	135.8
Europe	574.7	579.3
Florida, USA	124.5	128.2
Fujairah, UAE	166.2	169.3
Tanjung Bin, Malaysia	335.2	350.4
Rest of the world	625.9	647.9
Total	1,200.6	1,227.2